Expense Example - Reckoner BBB-B CLO ETF Class	Oct. 30, 2026 USD ($)
Reckoner Leveraged AAA CLO ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 415
Expense Example, with Redemption, 3 Years	1,255
Expense Example, with Redemption, 5 Years	2,110
Expense Example, with Redemption, 10 Years	4,314
Reckoner BBB-B CLO ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	$ 628